Average Annual Total Returns - AMG Managers CenterSquare Real Estate Fund	May 01, 2021
Class N
Average Annual Return:
1 Year	(2.61%)
5 Years	4.94%
10 Years	8.61%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	(3.03%)
5 Years	3.03%
10 Years	6.80%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.48%)
5 Years	3.30%
10 Years	6.42%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	(2.47%)
5 Years
10 Years
Since Inception	4.05%	[1]
Inception Date	Feb. 24, 2017
Class Z
Average Annual Return:
1 Year	(2.34%)
5 Years
10 Years
Since Inception	4.16%	[1]
Inception Date	Feb. 24, 2017

[1]	Class I, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class I and Class Z shares on February 24, 2017.